Employee Retirement Plans - Summary of Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Weighted average discount rate	3.79%	3.50%
Rate of compensation increase	3.87%	3.88%